Determination of fair values (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Schedule of fair value of financial liabilities	As at December 31, 2021 and December 31, 2020, financial instruments measured at fair value in the consolidated statements of financial position were as follows:

	Notes	Fair value hierarchy	December 31, 2021	December 31, 2020
			$	$
Advances to a third party independent sales organization	7	Level 3	16,616	46,680
LPP put option liability	11	Level 3	531	1,036
Investments		Level 3	1,148	1,148
Investments		Level 1	1,112	1,093
Contingent considerations	4, 11	Level 3	3,004	—

The following table presents the changes in level 3 items for the years ended December 31, 2021 and 2020:

	Advances to a third party independent sales organization	LPP put option liability	Investments	Contingent considerations
	$	$	$	$
Balance at December 31, 2019	51,175	1,453	1,148	8,470
Payment	—	—	—	(6,000)
Merchant residuals received, net of interest on advances to a third party	(7,222)	—	—	—
Acquisition	3,240	—	—	—
Fair value remeasurement	(513)	(417)	—	(2,470)
Balance at December 31, 2020	46,680	1,036	1,148	—
Business combinations	—	—	—	3,004
Merchant residuals received, net of interest on advances to a third parties	(6,468)	—	—	—
Settlement of advances to a third party	(23,687)	—	—	—
Fair value remeasurement	91	(505)	—	—
Balance at December 31 2021	16,616	531	1,148	3,004

Schedule of fair value of financial assets	As at December 31, 2021 and December 31, 2020, financial instruments measured at fair value in the consolidated statements of financial position were as follows:

	Notes	Fair value hierarchy	December 31, 2021	December 31, 2020
			$	$
Advances to a third party independent sales organization	7	Level 3	16,616	46,680
LPP put option liability	11	Level 3	531	1,036
Investments		Level 3	1,148	1,148
Investments		Level 1	1,112	1,093
Contingent considerations	4, 11	Level 3	3,004	—

The following table presents the changes in level 3 items for the years ended December 31, 2021 and 2020:

	Advances to a third party independent sales organization	LPP put option liability	Investments	Contingent considerations
	$	$	$	$
Balance at December 31, 2019	51,175	1,453	1,148	8,470
Payment	—	—	—	(6,000)
Merchant residuals received, net of interest on advances to a third party	(7,222)	—	—	—
Acquisition	3,240	—	—	—
Fair value remeasurement	(513)	(417)	—	(2,470)
Balance at December 31, 2020	46,680	1,036	1,148	—
Business combinations	—	—	—	3,004
Merchant residuals received, net of interest on advances to a third parties	(6,468)	—	—	—
Settlement of advances to a third party	(23,687)	—	—	—
Fair value remeasurement	91	(505)	—	—
Balance at December 31 2021	16,616	531	1,148	3,004

Schedule of sensitivity analysis of fair value measurement , assets
Varying the estimated growth rate for Base contingent consideration to reflect a 2% increase or decrease would have the following effects on the carrying balance.

	December 31, 2021
	Increase	Decrease
	$	$
Effect in change in assumption on
Base contingent consideration	86	(80)
Varying the estimated growth rate or the discount rate of the Mazooma contingent consideration to reflect a 2% increase or decrease would not have any effects on the carrying balance of nil.
•The LPP contingent consideration was fully paid as at March 31, 2020.
Varying the discount rate for advances to a third party independent sales organization to reflect a 2% increase or decrease would have the following effects on the carrying balance.

	December 31, 2021
	Increase	Decrease
	$	$
Effect in change in assumption on
Advances to third party independent sales organization	(1,108)	999

	December 31, 2020
	Increase	Decrease
	$	$
Effect in change in assumption on
Advances to third party independent sales organization	(2,895)	3,225

Schedule of sensitivity analysis of fair value measurement , liabilities
Varying the estimated growth rate for Base contingent consideration to reflect a 2% increase or decrease would have the following effects on the carrying balance.

	December 31, 2021
	Increase	Decrease
	$	$
Effect in change in assumption on
Base contingent consideration	86	(80)
Varying the estimated growth rate or the discount rate of the Mazooma contingent consideration to reflect a 2% increase or decrease would not have any effects on the carrying balance of nil.
•The LPP contingent consideration was fully paid as at March 31, 2020.
Varying the discount rate for advances to a third party independent sales organization to reflect a 2% increase or decrease would have the following effects on the carrying balance.

	December 31, 2021
	Increase	Decrease
	$	$
Effect in change in assumption on
Advances to third party independent sales organization	(1,108)	999

	December 31, 2020
	Increase	Decrease
	$	$
Effect in change in assumption on
Advances to third party independent sales organization	(2,895)	3,225